UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 86.5%
Aerospace & Defense - 2.0%
$325,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$329,875
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	201,000
25,000	7.625% due 2/1/18	25,875
360,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	373,500
150,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	148,500
	Sequa Corp., Senior Notes:
250,000	9.000% due 8/1/09	268,750
175,000	Series B, 8.875% due 4/1/08	183,312

	Total Aerospace & Defense	1,530,812

Airlines - 0.1%
100,000	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	100,361
15,398	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08	14,512

	Total Airlines	114,873

Auto Components - 0.8%
175,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	154,000
125,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	137,813
50,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	55,750
189,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	205,301
60,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	49,800

	Total Auto Components	602,664

Automobiles - 2.6%
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	33,750
75,000	8.900% due 1/15/32	59,250
1,775,000	Notes, 7.450% due 7/16/31	1,326,813
50,000	Senior Notes, 4.950% due 1/15/08	46,613
	General Motors Corp., Senior Debentures:
150,000	8.250% due 7/15/23	108,750
540,000	8.375% due 7/15/33	398,250

	Total Automobiles	1,973,426

Building Products - 0.9%
125,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	130,312
65,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	70,038
295,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	301,637
175,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	163,625

	Total Building Products	665,612

Capital Markets - 0.5%
163,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	181,338
210,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	215,250

	Total Capital Markets	396,588

Chemicals - 5.0%
65,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	69,144
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	164,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Chemicals - 5.0%(continued)
$200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	$217,500
150,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	156,375
100,000	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	102,299
100,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	98,500
	Huntsman International LLC:
75,000	Senior Notes, 9.875% due 3/1/09	78,750
150,000	Senior Subordinated Notes, 10.125% due 7/1/09	154,500
50,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	57,500
175,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	192,937
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	82,313
160,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	163,400
390,000	Montell Finance Co. BV, 8.100% due 3/15/27 (a)	380,250
475,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	496,375
475,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	444,125
175,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	182,000
	Resolution Performance Products LLC:
150,000	Secured Notes, 8.000% due 12/15/09	155,250
125,000	Senior Subordinated Notes, 13.500% due 11/15/10	134,219
50,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	52,250
	Rhodia SA:
	Senior Notes:
50,000	7.625% due 6/1/10	51,000
49,000	10.250% due 6/1/10	55,186
203,000	Senior Subordinated Notes, 8.875% due 6/1/11	210,105
150,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	149,062

	Total Chemicals	3,847,290

Commercial Services & Supplies - 2.0%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	71,625
	Allied Waste North America Inc.:
	Senior Notes:
50,000	7.875% due 4/15/13	52,438
	Series B:
50,000	8.500% due 12/1/08	52,812
117,000	9.250% due 9/1/12	126,799
100,000	7.250% due 3/15/15	102,500
225,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	223,875
50,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	53,750
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,156
100,000	Senior Subordinated Notes, 7.875% due 12/1/13	98,250
	Corrections Corporation of America:
75,000	Senior Notes, 6.750% due 1/31/14	76,219
250,000	Senior Subordinated Notes, 6.250% due 3/15/13	247,187
225,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	235,125
100,000	IKON Office Solutions Inc., 7.750% due 9/15/15	103,750
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	125

	Total Commercial Services & Supplies	1,579,611

Communications Equipment - 0.8%
700,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	635,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Computers & Peripherals - 0.7%
$125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	$130,469
	SunGard Data Systems Inc.:
225,000	Senior Notes, 9.125% due 8/15/13 (a)	239,062
185,000	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	195,638

	Total Computers & Peripherals	565,169

Construction Materials - 0.5%
350,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.572% due 3/1/14	257,250
125,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13	129,375

	Total Construction Materials	386,625

Containers & Packaging - 2.4%
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	165,750
	Graphic Packaging International Corp.:
100,000	Senior Notes, 8.500% due 8/15/11	99,500
225,000	Senior Subordinated Notes, 9.500% due 8/15/13	211,500
236,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	232,755
175,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	185,937
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	288,750
150,000	Senior Secured Notes, 7.750% due 5/15/11	157,125
	Pliant Corp.:
45,022	Senior Secured Notes, 11.625% due 6/15/09 (b)	50,650
55,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	58,163
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	94,200
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	173,250
25,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	23,375
150,000	Tekni-Plex Inc., Senior Secured Notes, 9.750% due 11/15/13 (a)	141,750

	Total Containers & Packaging	1,882,705

Diversified Consumer Services - 0.3%
200,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	208,500

Diversified Financial Services - 8.6%
	Alamosa Delaware Inc.:
169,000	Senior Discount Notes, 12.000% due 7/31/09	182,942
100,000	Senior Notes, 11.000% due 7/31/10	111,750
175,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14	166,687
125,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	125,000
970,000	Dow Jones CDX HY, Series 6-T3, 8.125% due 6/29/11 (a)	959,087
825,000	Ford Motor Credit Co., Notes, 6.625% due 6/16/08	781,241
	General Motors Acceptance Corp.:
1,890,000	Bonds, 8.000% due 11/1/31	1,790,919
270,000	Notes, 6.875% due 8/28/12	249,391
114,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	122,978
320,000	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	356,000
325,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	336,375
150,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	149,625
810,976	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.652% due 6/15/15 (a)	821,415

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 8.6%(continued)
$450,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$462,375

	Total Diversified Financial Services	6,615,785

Diversified Telecommunication Services - 2.4%
115,000	Cincinnati Bell Inc., 7.000% due 2/15/15	114,425
45,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)	44,775
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
25,000	9.750% due 10/1/09	25,813
110,000	10.500% due 11/1/10	116,325
125,000	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (a)	87,187
100,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	103,000
49,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	51,818
	Qwest Communications International Inc., Senior Notes:
30,000	7.500% due 2/15/14	31,050
100,000	Series B, 7.500% due 2/15/14	103,500
	Qwest Corp.:
	Debentures:
100,000	7.500% due 6/15/23	102,125
945,000	6.875% due 9/15/33	911,925
175,000	Notes, 8.875% due 3/15/12	196,437

	Total Diversified Telecommunication Services	1,888,380

Electric Utilities - 2.2%
125,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	137,656
	Edison Mission Energy, Senior Notes:
25,000	10.000% due 8/15/08	26,875
125,000	7.730% due 6/15/09	128,750
175,000	9.875% due 4/15/11	198,625
325,000	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	310,375
	Mirant Americas Generation LLC, Senior Notes:
300,000	8.300% due 5/1/11	312,000
125,000	9.125% due 5/1/31	133,750
	Reliant Energy Inc., Senior Secured Notes:
150,000	9.250% due 7/15/10	150,937
275,000	9.500% due 7/15/13	276,719

	Total Electric Utilities	1,675,687

Electronic Equipment & Instruments - 0.3%
125,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	123,125
	Muzak LLC/Muzak Finance Corp.:
125,000	Senior Notes, 10.000% due 2/15/09	109,375
50,000	Senior Subordinated Notes, 9.875% due 3/15/09	27,563

	Total Electronic Equipment & Instruments	260,063

Energy Equipment & Services - 1.3%
150,000	Atlas Pipeline Partners LP, Senior Notes, 8.125% due 12/15/15 (a)	157,125
319,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (a)	326,975
50,000	Grant Prideco Inc., Senior Notes, 6.125% due 8/15/15	49,000
150,000	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	158,062
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	310,500

	Total Energy Equipment & Services	1,001,662

Food & Staples Retailing - 0.6%
300,000	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	276,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Food & Staples Retailing - 0.6%(continued)
	Rite Aid Corp.:
$25,000	Notes, 7.125% due 1/15/07	$25,281
125,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10	128,281

	Total Food & Staples Retailing	430,312

Food Products - 1.2%
75,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	79,875
44,789	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	46,745
	Doane Pet Care Co.:
25,000	Senior Notes, 10.750% due 3/1/10	27,187
125,000	Senior Subordinated Notes, 10.625% due 11/15/15	133,125
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	98,750
250,000	Senior Notes, 7.250% due 6/15/10	236,875
225,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	223,875
67,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	70,015

	Total Food Products	916,447

Health Care Equipment & Supplies - 0.4%
225,000	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13	241,313
50,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	53,000

	Total Health Care Equipment & Supplies	294,313

Health Care Providers & Services - 5.4%
150,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	159,000
175,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	170,406
310,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	313,100
	Extendicare Health Services Inc.:
75,000	Senior Notes, 9.500% due 7/1/10	79,594
175,000	Senior Subordinated Notes, 6.875% due 5/1/14	181,125
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	212,500
	HCA Inc.:
675,000	Debentures, 7.050% due 12/1/27	619,084
100,000	Notes, 6.375% due 1/15/15	97,828
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	251,250
175,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	198,625
150,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	150,375
325,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	332,312
	Tenet Healthcare Corp., Senior Notes:
225,000	7.375% due 2/1/13	206,438
850,000	9.875% due 7/1/14	864,875
75,000	6.875% due 11/15/31	60,281
300,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	297,000

	Total Health Care Providers & Services	4,193,793

Hotels, Restaurants & Leisure - 8.8%
175,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	180,250
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	300,750
	Caesars Entertainment Inc.:
425,000	Senior Notes, 7.000% due 4/15/13	443,273
	Senior Subordinated Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 8.8%(continued)
$50,000	9.375% due 2/15/07	$51,688
100,000	8.125% due 5/15/11	109,250
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	176,750
275,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.469% due 3/15/14	211,750
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	166,000
225,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	220,500
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	182,656
425,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	453,837
17,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	17,213
255,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	276,675
225,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	223,312
100,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	105,750
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	168,875
100,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	101,000
	MGM MIRAGE Inc.:
	Senior Notes:
25,000	6.750% due 9/1/12	25,094
100,000	6.625% due 7/15/15	98,875
	Senior Subordinated Notes:
125,000	9.750% due 6/1/07	130,781
175,000	8.375% due 2/1/11	185,500
150,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	153,187
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
150,000	7.125% due 8/15/14	151,875
125,000	6.875% due 2/15/15	124,844
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	226,125
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	8.250% due 3/15/12	78,937
100,000	8.750% due 10/1/13	108,250
150,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	151,875
200,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	204,500
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	228,375
	Six Flags Inc., Senior Notes:
50,000	9.750% due 4/15/13	50,625
75,000	9.625% due 6/1/14	75,938
550,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	600,875
	Station Casinos Inc., Senior Subordinated Notes:
375,000	6.875% due 3/1/16	378,750
100,000	6.625% due 3/15/18 (a)	98,250
150,000	Tunica-Biloxi Gaming Authority, Senior Notes, 9.000% due 11/15/15 (a)	156,750
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	209,000

	Total Hotels, Restaurants & Leisure	6,827,935

Household Durables - 0.7%
33,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	31,515
150,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	154,500
165,000	K Hovnanian Enterprises, Senior Notes, 7.500% due 5/15/16	163,493
100,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	104,500
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	105,000

	Total Household Durables	559,008

Household Products - 0.3%
	Spectrum Brands Inc., Senior Subordinated Notes:
125,000	8.500% due 10/1/13	116,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Household Products - 0.3%(continued)
$11,000	7.375% due 2/1/15	$9,625
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (a)	144,008

	Total Household Products	269,883

Independent Power Producers & Energy Traders - 3.5%
90,000	Aes China Generating Co., Class A, 8.250% due 6/26/10	90,567
	AES Corp., Senior Notes:
50,000	9.500% due 6/1/09	54,125
250,000	9.375% due 9/15/10	273,750
250,000	8.875% due 2/15/11	270,625
80,000	7.750% due 3/1/14	84,400
270,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	249,075
150,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (b)	165,000
	Dynegy Holdings Inc.:
	Second Priority Senior Secured Notes:
150,000	9.875% due 7/15/10 (a)	165,162
75,000	10.125% due 7/15/13 (a)	86,021
	Senior Debentures:
225,000	7.125% due 5/15/18	207,000
250,000	7.625% due 10/15/26	230,000
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	127,344
720,000	7.375% due 2/1/16	737,100

	Total Independent Power Producers & Energy Traders	2,740,169

Industrial Conglomerates - 0.2%
154,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	169,400

Insurance - 0.5%
340,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	350,200

Internet & Catalog Retail - 0.2%
170,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	169,575

IT Services - 0.6%
	Iron Mountain Inc., Senior Subordinated Notes:
175,000	8.250% due 7/1/11	176,820
75,000	8.625% due 4/1/13	78,375
200,000	Unisys Corp., Senior Notes, 8.000% due 10/15/12	197,500

	Total IT Services	452,695

Machinery - 1.3%
	Case New Holland Inc., Senior Notes:
75,000	9.250% due 8/1/11	80,438
250,000	7.125% due 3/1/14 (a)	248,125
175,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	186,812
300,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.986% due 4/15/14	246,000
50,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	52,500
	Terex Corp.:
75,000	Senior Subordinated Notes, Series B, 10.375% due 4/1/11	79,500
75,000	Senior Subordinated Notes, 9.250% due 7/15/11	80,156
50,000	Wolverine Tube Inc., Senior Notes, 7.375% due 8/1/08 (a)	39,750

	Total Machinery	1,013,281

Media - 10.8%
200,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	207,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 10.8%(continued)
$150,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (a)	$147,750
175,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	176,750
300,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	309,000
175,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	179,156
	CCH I Holdings LLC, Senior Accreting Notes:
13,000	10.000% due 5/15/14	6,630
450,000	Step bond to yield 16.269% due 5/15/14	236,250
35,000	Step bond to yield 17.441% due 1/15/15	15,575
72,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, 9.920% due 4/1/14	36,720
338,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	282,652
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	122,187
450,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	451,125
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	154,500
	CSC Holdings Inc.:
	Debentures:
175,000	7.875% due 2/15/18	176,094
125,000	Series B, 8.125% due 8/15/09	129,687
50,000	Senior Debentures, 7.625% due 7/15/18	49,688
	Senior Notes:
125,000	7.250% due 4/15/12 (a)	122,812
100,000	Series B, 7.625% due 4/1/11	101,000
25,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	26,813
	Dex Media Inc., Discount Notes:
175,000	Step bond to yield 3.373% due 11/15/13	148,750
220,000	Step bond to yield 8.345% due 11/15/13	187,000
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	81,121
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
49,000	8.375% due 3/15/13	52,553
450,000	6.375% due 6/15/15	446,625
	EchoStar DBS Corp., Senior Notes:
575,000	6.625% due 10/1/14 (a)	558,469
100,000	7.125% due 2/1/16	98,875
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	64,313
75,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (d)	76,594
100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	84,500
275,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	275,000
150,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	162,750
	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes:
80,000	11.000% due 7/15/13	85,600
125,000	8.500% due 10/15/15	120,625
100,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	99,500
65,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 9.354% due 4/1/13	53,625
205,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	200,900
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13 (a)	94,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 10.8%(continued)
$200,000	Series A-2, 6.875% due 1/15/13 (a)	$188,000
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	470,250
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	83,531
125,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	131,875
150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	168,750
	Rogers Cable Inc.:
275,000	Senior Second Priority Debentures, 8.750% due 5/1/32	327,250
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	41,000
225,000	Salem Communications Holding Corp., Senior Subordinated Notes Series B, 9.000% due 7/1/11	236,812
300,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	307,500
200,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	206,000
200,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15	196,750
	Yell Finance BV:
130,000	Senior Discount Notes, step bond to yield 13.495% due 8/1/11	134,875
23,000	Senior Notes, 10.750% due 8/1/11	24,754

	Total Media	8,340,036

Metals & Mining - 0.7%
150,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	166,125
75,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (a)	74,361
175,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	183,750
100,000	Vale Overseas Ltd., 6.250% due 1/11/16	98,875

	Total Metals & Mining	523,111

Multiline Retail - 0.4%
215,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	229,513
50,000	Saks Inc., Notes, 9.875% due 10/1/11	55,500

	Total Multiline Retail	285,013

Office Electronics - 0.4%
300,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	312,000

Oil, Gas & Consumable Fuels - 6.5%
145,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	150,075
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	289,437
50,000	7.000% due 8/15/14 (a)	51,375
375,000	6.250% due 1/15/18	368,437
50,000	6.875% due 11/15/20	50,625
215,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	231,662
	El Paso Corp.:
	Medium-Term Notes:
300,000	7.800% due 8/1/31	303,000
125,000	7.750% due 1/15/32	126,563
275,000	Notes, 7.875% due 6/15/12	287,719
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	250,000
225,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	243,000
100,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	95,000
275,000	Kerr-McGee Corp., Secured Notes, 6.875% due 9/15/11	288,875
	Massey Energy Co., Senior Notes:
150,000	6.625% due 11/15/10	153,375
50,000	6.875% due 12/15/13 (a)	49,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.5%(continued)
$175,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	$179,813
125,000	Petronas Capital Ltd., 7.875% due 5/22/22 (a)	148,833
100,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	104,375
35,000	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (a)	35,875
	Stone Energy Corp., Senior Subordinated Notes:
100,000	8.250% due 12/15/11	101,000
250,000	6.750% due 12/15/14	235,000
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	160,875
175,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	182,021
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	75,094
250,000	7.000% due 2/1/14	248,750
	Williams Cos. Inc.:
	Notes:
125,000	7.875% due 9/1/21	135,000
325,000	8.750% due 3/15/32	381,875
75,000	Senior Notes, 7.625% due 7/15/19	80,250

	Total Oil, Gas & Consumable Fuels	5,007,154

Paper & Forest Products - 2.3%
	Abitibi-Consolidated Inc.:
200,000	Debentures, 8.850% due 8/1/30	180,500
100,000	Notes, 7.750% due 6/15/11	97,000
215,000	Senior Notes, 8.375% due 4/1/15	210,700
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	101,000
75,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	74,812
100,000	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08	88,500
300,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	290,250
75,000	Bowater Inc., Notes, 6.500% due 6/15/13	70,313
	Buckeye Technologies Inc.:
100,000	Senior Notes, 8.500% due 10/1/13	101,250
	Senior Subordinated Notes:
65,000	9.250% due 9/15/08	65,325
150,000	8.000% due 10/15/10	145,500
125,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	126,250
60,000	Domtar Inc., Notes, 5.375% due 12/1/13	49,500
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	140,250

	Total Paper & Forest Products	1,741,150

Personal Products - 0.5%
	Del Laboratories Inc.:
50,000	Senior Secured Notes, 9.680% due 11/1/11 (a)(d)	51,500
150,000	Senior Subordinated Notes, 8.000% due 2/1/12	122,250
225,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	236,250

	Total Personal Products	410,000

Pharmaceuticals - 0.6%
290,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	288,550
175,000	Warner Chilcott Corp., Senior Subordinated Notes, 9.250% due 2/1/15 (a)	174,562

	Total Pharmaceuticals	463,112

Real Estate - 1.7%
250,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	275,000
	Host Marriott LP, Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Real Estate - 1.7% (continued)
$300,000	7.125% due 11/1/13	$306,750
190,000	6.750% due 6/1/16 (a)	190,713
50,000	Series I, 9.500% due 1/15/07 (a)	51,625
225,000	Series O, 6.375% due 3/15/15	222,469
	MeriStar Hospitality Corp., Senior Notes:
50,000	9.000% due 1/15/08	53,250
175,000	9.125% due 1/15/11	203,437

	Total Real Estate	1,303,244

Semiconductors & Semiconductor Equipment - 0.8%
	Amkor Technology Inc.:
	Senior Notes:
225,000	9.250% due 2/15/08	230,625
50,000	7.125% due 3/15/11	46,250
125,000	Senior Subordinated Notes, 10.500% due 5/1/09	123,125
195,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	183,300

	Total Semiconductors & Semiconductor Equipment	583,300

Specialty Retail - 1.1%
250,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	239,375
60,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	61,800
100,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	100,000
75,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	66,281
125,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	122,813
120,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	131,250
50,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	53,875
85,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	82,025

	Total Specialty Retail	857,419

Textiles, Apparel & Luxury Goods - 1.1%
	Levi Strauss & Co., Senior Notes:
50,000	9.740% due 4/1/12 (d)	52,000
235,000	12.250% due 12/15/12	268,194
150,000	9.750% due 1/15/15	158,625
125,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15	122,187
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	121,563
100,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	103,000

	Total Textiles, Apparel & Luxury Goods	825,569

Wireless Telecommunication Services - 2.5%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	78,938
	Centennial Communications Corp., Senior Notes:
150,000	10.740% due 1/1/13 (d)	156,000
75,000	10.125% due 6/15/13	82,313
150,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	153,750
125,000	Dobson Cellular Systems Inc., First Priority, Senior Secured Notes, 8.375% due 11/1/11	132,812
75,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	85,875
	Nextel Communications Inc., Senior Notes:
700,000	Series D, 7.375% due 8/1/15	734,653
150,000	Series E, 6.875% due 10/31/13	154,887

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Wireless Telecommunication Services - 2.5%(continued)
$200,000		Rogers Wireless Communications Inc., Secured Notes, 7.500% due 3/15/15	$215,500
		SBA Communications Corp.:
82,000		Senior Discount Notes, step bond to yield 9.742% due 12/15/11	78,720
75,000		Senior Notes, 8.500% due 12/1/12	83,625

		Total Wireless Telecommunication Services	1,957,073

		TOTAL CORPORATE BONDS & NOTES (Cost - $66,500,816)	66,825,894

CONVERTIBLE BOND & NOTE - 0.1%
Wireless Telecommunication Services - 0.1%
50,000		American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $27,933)	49,750

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
123,463		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (b)(c)(e) (Cost - $128,297)	0

SOVEREIGN BONDS - 9.1%
Argentina - 0.3%
		Republic of Argentina:
120,202	EUR	7.500% due 5/23/02 (b)	44,682
50,000	EUR	9.750% due 11/26/03 (b)	15,780
50,000	EUR	9.500% due 3/4/04 (b)	19,193
100,000	EUR	10.250% due 1/26/07 (b)	38,993
		GDP Linked Securities:
817,869	ARS	0.000% due 12/15/35 (b)(d)	24,440
50,000	EUR	0.000% due 12/15/35 (d)	5,523
		Medium-Term Notes:
50,000	EUR	7.000% due 3/18/04 (b)	18,738
200,000	EUR	9.000% due 5/24/05 (a)(b)	74,952
75,000,000	ITL	7.625% due 8/11/07 (b)	14,163

		Total Argentina	256,464

Brazil - 1.7%
		Federative Republic of Brazil:
180,000		8.875% due 10/14/19	208,845
85,000		12.250% due 3/6/30	129,625
		Collective Action Securities:
385,000		8.000% due 1/15/18	416,955
140,000		8.750% due 2/4/25	161,000
302,064		DCB, Series L, 5.250% due 4/15/12 (d)	301,989
40,385		FLIRB, Series L, 5.188% due 4/15/09 (d)	40,395
41,180		NMB, Series L, 5.250% due 4/15/09 (d)	41,180

		Total Brazil	1,299,989

Bulgaria - 0.1%
80,000		Republic of Bulgaria, 8.250% due 1/15/15	93,800

Chile - 0.1%
105,000		Republic of Chile, 5.500% due 1/15/13	105,166

China - 0.0%
35,000		People’s Republic of China, 4.750% due 10/29/13	33,611

Colombia - 0.5%
		Republic of Colombia:
190,000		10.750% due 1/15/13	236,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Colombia - 0.5% (continued)
$40,000	11.750% due 2/25/20	$57,040
70,000	10.375% due 1/28/33	98,175

	Total Colombia	391,765

Ecuador - 0.2%
115,000	Republic of Ecuador, 8.000% due 8/15/30	116,294

El Salvador - 0.2%
	Republic of El Salvador:
95,000	7.750% due 1/24/23 (a)	105,688
20,000	8.250% due 4/10/32	22,700

	Total El Salvador	128,388

Malaysia - 0.1%
50,000	Federation of Malaysia, 7.500% due 7/15/11	54,414

Mexico - 1.8%
	United Mexican States:
6,000	7.500% due 1/14/12	6,491
60,000	11.375% due 9/15/16	84,675
	Medium-Term Notes:
340,000	5.625% due 1/15/17	329,630
25,000	8.300% due 8/15/31	30,363
	Series A:
227,000	6.375% due 1/16/13	233,356
183,000	5.875% due 1/15/14	182,222
98,000	6.625% due 3/3/15	102,459
345,000	8.000% due 9/24/22	404,512

	Total Mexico	1,373,708

Panama - 0.3%
	Republic of Panama:
110,000	9.375% due 4/1/29	139,975
88,000	6.700% due 1/26/36	87,912

	Total Panama	227,887

Peru - 0.5%
	Republic of Peru:
130,000	9.875% due 2/6/15	154,050
55,000	8.750% due 11/21/33	61,394
72,750	FLIRB, 5.000% due 3/7/17 (d)	68,930
	Global Bonds:
20,000	8.375% due 5/3/16	21,750
100,000	7.350% due 7/21/25	98,475

	Total Peru	404,599

Philippines - 0.5%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	27,141
25,000	8.875% due 3/17/15	28,265
125,000	9.375% due 1/18/17	145,937
25,000	9.875% due 1/15/19	30,124
60,000	10.625% due 3/16/25	77,887
50,000	9.500% due 2/2/30	59,438

	Total Philippines	368,792

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Poland - 0.1%
$95,000	Republic of Poland, Notes, 5.250% due 1/15/14	$93,518

Russia - 1.1%
	Russian Federation:
125,000	11.000% due 7/24/18	179,375
640,000	5.000% due 3/31/30 (a)	701,400

	Total Russia	880,775

South Africa - 0.1%
	Republic of South Africa:
75,000	9.125% due 5/19/09	82,406
30,000	6.500% due 6/2/14	31,463

	Total South Africa	113,869

Turkey - 0.7%
	Republic of Turkey:
100,000	7.250% due 3/15/15	104,500
100,000	7.000% due 6/5/20	101,500
65,000	11.875% due 1/15/30	100,831
210,000	Collective Action Securities, Notes, 7.375% due 2/5/25	218,400

	Total Turkey	525,231

Ukraine - 0.1%
65,000	Republic of Ukraine, 7.650% due 6/11/13	68,250

Uruguay - 0.2%
125,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	130,781

Venezuela - 0.5%
	Bolivarian Republic of Venezuela:
100,000	5.375% due 8/7/10	96,875
75,000	7.650% due 4/21/25	81,187
	Collective Action Securities:
25,000	9.375% due 1/13/34	32,019
125,000	Notes, 10.750% due 9/19/13	155,969

	Total Venezuela	366,050

	TOTAL SOVEREIGN BONDS (Cost - $6,553,009)	7,033,351

SHARES
ESCROWED SHARES(e) - 0.0%
100,000	Breed Technologies Inc. (c)*	0
75,000	Pillowtex Corp.*	0
52,961	Vlasic Foods International Inc. (c)*	1,059

	TOTAL ESCROWED SHARES (Cost - $0)	1,059

COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
404,770	Home Interiors of Gifts Inc. (c)(e)*	109,288

Media - 0.6%
4,835	Liberty Global Inc., Series A Shares*	98,973
4,835	Liberty Global Inc., Series C Shares*	95,491

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Media - 0.6% (continued)
8,839	NTL Inc.*	$257,303

	Total Media	451,767

	TOTAL CONSUMER DISCRETIONARY	561,055

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
86	Imperial Sugar Co.	2,621

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
4,310	Continental AFA Dispensing Co. (c)(e)*	23,705

MATERIALS - 0.0%
Chemicals - 0.0%
2,597	Applied Extrusion Technologies Inc., Class B Shares (c)(f)*	23,373

TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
9,619	American Tower Corp., Class A Shares*	291,648

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
283	Mirant Corp.*	7,075

	TOTAL COMMON STOCKS (Cost - $722,190)	909,477

PREFERRED STOCK - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
6,000	Delphi Trust I, Cumulative Trust Preferred Securities, 8.250% (b)	49,200

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
219	TCR Holdings Corp., Class B Shares, 0.000% (c)(e)*	0
121	TCR Holdings Corp., Class C Shares, 0.000% (c)(e)*	0
318	TCR Holdings Corp., Class D Shares, 0.000% (c)(e)*	0
658	TCR Holdings Corp., Class E Shares, 0.000% (c)(e)*	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCK (Cost - $159,678)	49,201

WARRANTS
WARRANTS - 0.0%
114,832	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05 (b)(c)*	0
504	Pillowtex Corp., Expires 11/24/09 (c)(e)*	3
1,000	United Mexican States, Series XW05, Expires 11/9/06*	3,250
1,000	United Mexican States, Series XW10, Expires 10/10/06*	5,300
1,000	United Mexican States, Series XW20, Expires 9/1/06*	8,000

	TOTAL WARRANTS (Cost - $8,633)	16,553

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $74,100,556)	74,885,285

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 3.6%
$2,736,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $2,737,092; (Fully collateralized by U.S. government agency obligation, 5.400% due 3/17/21; Market value - $2,792,022) (Cost - $2,736,000) (g)	2,736,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
11,037	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $11,037)	11,037

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,747,037)	2,747,037

	TOTAL INVESTMENTS - 100.6% (Cost - $76,847,593#)	77,632,322
	Liabilities in Excess of Other Assets - (0.6)%	(430,900)

	TOTAL NET ASSETS - 100.0%	$77,201,422

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is currently in default.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)	All or a portion of this security is on loan (See Notes 1 and 2).

(g)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
ITL	— Italian Lira
NMB	— New Money Bond

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable High Yield Bond Portfolio (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Prior to May 1, 2006, the Fund was named Salomon Brothers Variable High Yield Bond Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically

Notes to Schedule of Investments (unaudited) (continued)

involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,387,545
Gross unrealized depreciation	(1,602,816)

Net unrealized appreciation	$784,729

At March 31, 2006, the Fund loaned securities having a market value of $10,388. The Fund received cash collateral amounting to $11,037 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date May 30, 2006